Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.40%	30.40%	32.50%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period	¥ 21,911	¥ 32,111
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized	¥ 4,709,772	¥ 4,417,892
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.40%	30.40%	32.50%
Foreign [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	16.00%
Foreign [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	36.70%